EQUITY (Details 1) - Restricted Stock [Member] - Employees [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding - beginning of period	103,016	54,654
Granted	196,178	65,076
Forfeited	(10,145)	(718)
Vested	(141,834)	(15,996)
Outstanding - end of period	147,215	103,016